Investments - Investment Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Net Investment Income [Line Items]
Investment Income	$ 9,763	$ 7,445
Investment expense	(469)	(923)
Repurchase agreements interest expense	(80)	(49)
Net investment income	9,214	6,473
Cash and short term investments
Net Investment Income [Line Items]
Investment Income	10	2
Fixed maturities
Net Investment Income [Line Items]
Investment Income	$ 9,753	$ 7,443